PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment consists of the following at September 30, 2022 and December 31, 2021:

	September 30,	December 31,
	2022	2021
Computer equipment and software	$1,325	$1,325
Filament production equipment	45,799	45,799
Subtotal	47,124	47,124
Less: accumulated depreciation	(14,320)	(2,704)
Property and equipment, net	$32,804	$44,420

Property and equipment, net, consists of the following at December 31, 2021 and December 31, 2020:

	December 31,	December 31,
	2021	2020
Computer equipment and software	$1,325	$-
Filament production equipment	45,799	-
Subtotal	47,124	-
Less: accumulated depreciation	(2,704)	-
Property and equipment, net	$44,420	$-